Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2015
Contingent Liabilities Details Narrative
Cap on environment financial responsibility		$ 1,871
Environmental remediation	$ 1,771
Total cost of remediation		$ 1,900